SCHEDULE OF AMORTIZATION EXPENSES (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 21,649
2025	21,649
2026	21,649
2027	21,649
2028	21,649
Thereafter	886,982
Total	$ 995,227	$ 366,167